Note 10 - Retirement Plans - Estimated Future Benefit Payments (Details) $ in Thousands	Mar. 31, 2020 USD ($)
2021	$ 10,102
2022	10,785
2023	11,490
2024	12,259
2025	13,022
2026-2030	$ 75,047